Equity (Loss) Earnings of Joint Ventures (Tables)	12 Months Ended
Jul. 03, 2016
VAST LLC
Summarized Statements of Operations and Balance Sheet Data

The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Net sales	$114,338	$124,929	$111,844
Cost of goods sold	94,060	105,132	94,701
Gross profit	20,278	19,797	17,143
Engineering, selling and administrative expense	15,866	16,155	14,169
Impairment Charge	6,000	—	—
(Loss) income from operations	(1,588)	3,642	2,974
Other (expense) income, net	(115)	123	1,809
(Loss) income before provision for Income taxes	(1,703)	3,765	4,783
Provision for income taxes	168	41	810
Net (loss) income	$(1,871)	$3,724	$3,973
STRATTEC’s share of VAST LLC net
(loss) income	$(624)	$1,241	$1,324
Intercompany profit eliminations	(15)	10	—
STRATTEC’s equity (loss) earnings of VAST LLC	$(639)	$1,251	$1,324

	July 3, 2016	June 28, 2015
Cash and cash equivalents	$6,584	$5,792
Receivables, net	24,557	23,511
Inventories, net	13,500	13,792
Other current assets	13,007	12,479
Total current assets	57,648	55,574
Property, plant and equipment, net	26,557	26,070
Other long-term assets	11,086	15,413
Total assets	$95,291	$97,057
Current liabilities	$50,462	$43,605
Long-term liabilities	2,019	7,212
Total liabilities	$52,481	$50,817
Net assets	$42,810	$46,240
STRATTEC’s share of VAST LLC net assets	$14,270	$15,413

SAL LLC
Summarized Statements of Operations and Balance Sheet Data

The following are summarized statements of operations and summarized balance sheet data for SAL LLC (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Net sales	$603	$49	$—
Cost of goods sold	382	450	—
Gross profit (loss)	221	(401)	—
Engineering, selling and administrative expense	1,311	1,492	720
Loss from operations	(1,090)	(1,893)	(720)
Other expense, net	(34)	(4)	—
Net loss	$(1,124)	$(1,897)	$(720)
STRATTEC’s share of SAL LLC loss	$(1,124)	$(1,328)	$(367)
Loss on Guarantee of SAL LLC Vendor Contract	—	(123)	—
Loss on Loan to SAL LLC	(225)	(100)	—
Loss on Guarantee of SAL LLC Credit facility	(247)	(488)	—
STRATTEC’s equity loss of SAL LLC	$(1,596)	$(2,039)	$(367)

	July 3, 2016	June 28, 2015
Cash and cash equivalents	$21	$71
Receivables, net	60	14
Inventories, net	283	246
Property, plant and equipment, net	—	—
Total assets	$364	$331
Current liabilities	$1,256	$1,600
Net liabilities	$(892)	$(1,269)
STRATTEC’s share of SAL LLC net liabilities	$(455)	$(647)

VAST LLC and SAL LLC
Summarize of Related Party Transaction

We have sales of component parts to VAST LLC and SAL LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC to STRATTEC for general headquarter expenses. The following tables summarize the related party transactions with VAST LLC and SAL LLC for the periods indicated (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
Sales to VAST LLC	$304	$2,298	$231
Sales to SAL LLC	$363	$157	$—
Purchases from VAST LLC	$149	$164	$233
Expenses charged to VAST LLC	$1,034	$832	$743
Expenses charged from VAST LLC	$1,526	$1,825	$1,261

	July 3, 2016	June 28, 2015
Accounts receivable from VAST LLC	$55	$118
Accounts receivable from SAL LLC	$450	$278
Current loan receivable from SAL LLC (A)	$325	$100
Long-term loan receivable from VAST LLC	$400	$500
Accounts payable to VAST LLC	$213	$267

(A)	Based on the current financial position of SAL LLC, a valuation reserve has been established as of July 3, 2016 and June 28, 2015 for the full amount of the loan receivable balance.